Unaudited Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income for the period [Abstract]
Net income for the period	$ 55,291	$ 45,681
Other comprehensive income/ (loss) [Abstract]
Unrealized gain (loss) on cash flow hedges, net	57,356	(11,154)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,861)	(1,458)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	12	0
Other comprehensive income/ (loss) for the period	55,507	(12,612)
Total comprehensive income for the period	$ 110,798	$ 33,069